Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Schedule of balance of treasury shares

The balance of treasury shares as of December 31, 2022 ias as follows (in number of shares):

12/31/2022
Balance of unrestricted shares held in treasury	19,974,556
Balance of treasury shares granted with right of use (see note 25.b)	6,184,427
Total balance of treasury shares as of December 31, 2022	26,158,983

Balance and changes in other reserves

Balance and changes in valuation adjustments of the Company are as follows:

	Fair value of cash flow hedging instruments (i)	Fair value of financial investments	Actuarial gain/ (loss) of post-employment benefits (ii)	Non-controlling shareholders interest change (iii)	Others	Total
Balance as of December 31, 2019	(296,132)	205	(47,759)	197,369	-	(146,317)
Changes in fair value of financial instruments	(477,570)	64	-	-	-	(477,506)
IRPJ and CSLL on fair value	164,425	-	-	-	-	164,425
Actuarial loss of post-employment benefits	-	-	(7,725)	-	-	(7,725)
Income and social contribution taxes on actuarial losses	-	-	2,133	-	-	2,133
Balance as at December 31, 2020	(609,277)	269	(53,351)	197,369	-	(464,990)
Changes in fair value of financial instruments	12,036	(672)	-	-	‐	11,364
IRPJ and CSLL on fair value	(4,060)	-	-	-	‐	(4,060)
Actuarial gains of post-employment benefits of subsidiaries	-	-	49,550	-	‐	49,550
IRPJ and CSLL on actuarial gains	-	-	(14,002)	-	‐	(14,002)
Balance as of December 31, 2021	(601,301)	(403)	(17,803)	197,369	-	(422,138)
Changes in fair value of financial instruments	910,804	403	-	-	747	911,954
IRPJ and CSLL on fair value	(309,503)	-	-	-		(309,503)
Actuarial gains of post-employment benefits of subsidiaries	-	-	(610)	-	‐	(610)
IRPJ and CSLL on actuarial gains	-	-	271	-	‐	271
Balance as of December 31, 2022	-	-	(18,142)	197,369	747	179,974

Balance and changes in cumulative translation adjustments

Balance and changes in cumulative translation adjustments of the Company are as follows:

	2022	2021	2020
Initial balance	304,645	231,596	102,427
Currency translation adjustment of foreign subsidiaries	(269,482)	97,113	202,277
Effect of foreign currency exchange rate variation on notes in the foreign market	80,057	(36,461)	(110,770)
IRPJ and CSLL on foreign currency exchange rate variation on notes in the foreign market	(27,219)	12,397	37,662
Reclassification to income due to sale of investment	(88,001)	-
Final balance	-	304,645	231,596

Summary of Balances and Changes in Consolidated Dividends Payable

Changes in dividends payable are as follows:

Balance as of December 31, 2019	16,694
Provisions	710,206
Payments	(284,767)
Balance as of December 31, 2020	442,133
Provisions	478,366
Prescribed dividends	(11,816)
Payments	(705,753)
Reclassification to liabilities of subsidiaries held for sale	(70)
Balance as of December 31, 2021	202,860
Provisions	429,964
Prescribed dividends	(2,948)
Payments	(581,351)
Balance as of December 31, 2022	48,525

Dividends and Allocation of Net Income

The management's proposal for the allocation of net income for 2022 and for distribution of dividends is as follows:

Allocation of net income	12/31/2022
Net income for the year attributable to shareholders of Ultrapar	1,800,839
Legal reserve (5% of the net income)	90,042
Adjusted net income (basis for dividends)	1,710,797

Minimum mandatory dividends for the year (25% of the adjusted net income)	427,699
Total distribution	427,699
Interest on capital, net of income tax, already paid (R$ 0.35 per share) (*)	(396,314)
Additional dividends to the minimum mandatory dividends	78,130
Balance of proposed dividends (R$ 0.10 per share)	109,515

Allocation of dividends
Minimum mandatory dividends for the year (25% of the adjusted net income)	427,699
Balance of proposed dividends (R$ 0.07 per share)	78,130

Allocation of net income
Legal reserve (5% of the net income)	90,042
Statutory reserve	1,204,968
Minimum mandatory dividends for the year (25% of the adjusted net income)	396,314
Complementary minimum mandatory dividends for the year (25% of the adjusted net income)	31,385
Additional dividends to the minimum mandatory dividends	78,130
Total distribution of net income for the year attributable to shareholders of Ultrapar	1,800,839

(*) The gross amount of interest on capital was R$450,004